Unit-Based Compensation Arrangements (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Unit-Based Compensation Arrangements [Abstract]
Summary of activity for the Restricted Unit Plans
During the six months ended March 24, 2012, the Partnership awarded 108,674 restricted units under the Restricted Unit Plans at an aggregate grant date fair value of $3,543. The following is a summary of activity for the Restricted Unit Plans for the six months ended March 24, 2012:

	Units	Weighted Average Grant Date Fair Value Per Unit
Outstanding September 24, 2011	485,423	$32.71
Awarded	108,674	32.60
Forfeited	(8,165)	(29.79)
Issued	(71,951)	(29.95)

Outstanding March 24, 2012	513,981	$33.19

The following is a summary of activity in the Restricted Unit Plans:

		Weighted Average
		Grant Date Fair
	Units	Value Per Unit
Outstanding September 27, 2008	446,515	$30.57
Granted	68,799	18.10
Forfeited	(28,382)	(31.92)
Vested	(71,637)	(27.81)
Outstanding September 26, 2009	415,295	28.89
Granted	160,771	32.11
Forfeited	(4,693)	(30.31)
Vested	(90,106)	(30.37)
Outstanding September 25, 2010	481,267	29.67
Granted	136,241	39.54
Forfeited	(21,290)	(33.05)
Vested	(110,795)	(27.82)
Outstanding September 24, 2011	485,423	$32.71